TAX CHARGE - Schedule of Amounts Recognized in Other Comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before tax
Cash flow hedge - effective portion of changes in fair value	$ (2,298)	$ 0	$ 0
Cash flow hedges - reclassified to profit or loss	2,453	0	$ 0
Cash flow hedges, before tax	155	0
Tax benefit (expense)
Cash flow hedge - effective portion of changes in fair value	288	0
Cash flow hedges - reclassified to profit or loss	(307)	0
Cash flow hedges	(19)	0
Net of tax
Cash flow hedge - effective portion of changes in fair value	(2,010)	0
Cash flow hedges - reclassified to profit or loss	2,146	0
Cash flow hedges, net of tax	$ 136	$ 0